Warrants - Schedule of Stock Warrants Activity (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Warrants, Outstanding, Beginning balance	3,395,833	3,693,971
Warrants, Exercisable, Beginning balance	3,395,833	3,693,971
Warrants, Canceled	(3,395,833)
Warrants, Granted	28,435,782
Warrants, Exercised
Warrants, Forfeited		(298,138)
Warrants, Outstanding, Ending balance	28,435,782	3,395,833	3,693,971
Warrants, Exercisable, Ending balance	28,435,782	3,395,833	3,693,971
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.450	$ 0.450
Weighted Average Exercise Price, Exercisable, Beginning	$ 0.450	$ 0.450
Weighted Average Exercise Price, Outstanding, Ending	$ 0.643	$ 0.450	$ 0.450
Weighted Average Exercise Price, Exercisable, Ending	$ 0.643	$ 0.450	$ 0.450
Weighted Average Remaining Contractual Terms (Years), Outstanding	4 years 26 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Exercisable	4 years 26 days	5 years 3 months 11 days	4 years 9 months 22 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Exercisable, Beginning
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Exercisable, Ending